Taxation - Schedule of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating tax loss carry forwards	¥ 598,942	¥ 627,006
Accrued expenses	472,646	418,520
Others	29,461	23,297
Less: valuation allowances	(1,092,091)	(1,068,823)	¥ (1,116,479)
Total deferred tax assets, net	¥ 8,958	¥ 0